Note 11 - Borrowings (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Borrowings	$ 5,500
Long-term Federal Reserve Bank Advances	7,000	$ 3,895
Oakmont Capital Holdings, LLC Lines of Credit to Fund Equipment Loans [Member]
Line of Credit Facility, Maximum Borrowing Capacity	15,000
Line of Credit [Member] | Federal Home Loan Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	353,400
Long-Term Line of Credit, Total	159,200	$ 49,200
Line of Credit [Member] | Federal Reserve Bank of Philadelphia [Member]
Line of Credit Facility, Maximum Borrowing Capacity	8,100
Long-Term Line of Credit, Total	$ 7,000		$ 0